UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-03946

UBS Managed Municipal Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

UBS RMA California Municipal Money Fund

SCHEDULE OF INVESTMENTS – March 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—92.72%
4,691	California, Daily Kindergarten Universal, Series A-1	A	3.150	4,691,000
18,000	California Department of Veteran Affairs Home Purchase, Subseries A-2	A	3.100	18,000,000
10,000	California Department of Water Resources Power Supply Revenue (Putters), Series 344	A	3.200	10,000,000
7,000	California Department of Water Resources Power Supply Revenue, Series C-1	A	3.170	7,000,000
18,060	California Department of Water Resources Power Supply Revenue, Series C-4	A	3.180	18,060,000
9,200	California Department of Water Resources Power Supply Revenue, Subseries F-3	A	3.150	9,200,000
6,000	California Department of Water Resources Power Supply Revenue, Subseries F-4	A	3.150	6,000,000
8,000	California Department of Water Resources Power Supply Revenue, Subseries G-14	A	3.180	8,000,000
10,100	California Educational Facilities Authority Revenue Refunding (Carnegie Institution Washington), Series A	A	3.170	10,100,000
10,000	California Health Facilities Financing Authority (Catholic Health Facilities), Series J	A	3.140	10,000,000
8,004	California Health Facilities Financing Authority (Floating Pooled Loan Program), Series B	A	3.150	8,004,000
8,000	California Health Facilities Financing Authority (Hospital Adventist Health Systems), Series A	A	3.180	8,000,000
9,065	California Health Facilities Financing Authority (Hospital Adventist Health Systems), Series B	A	3.140	9,065,000
15,500	California Infrastructure & Economic Development Revenue (Buck Institute for Age Research)	A	3.130	15,500,000
11,900	California Infrastructure & Economic Development Revenue (Independent Systems Operation Corp. Project), Series B	A	3.100	11,900,000
7,900	California Infrastructure & Economic Development Revenue (Independent Systems Operation Corp. Project), Series C	A	3.130	7,900,000
45	California Infrastructure & Economic Development Revenue (Rand Corp.), Series B	A	3.090	45,000
11,245	California, Series B, Subseries B-6	A	3.150	11,245,000
16,060	California, Series B, Subseries B-7	A	3.150	16,060,000
5,000	California, Series C-1	A	3.100	5,000,000
3,100	California Statewide Communities Development Authority Revenue Certificates of Participation Refunding (House Ear Institute)	A	3.150	3,100,000
18,560	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series C	A	3.170	18,560,000
3,400	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series M	A	3.170	3,400,000
19,420	California Transit Financing Authority	A	3.070	19,420,000
9,920	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Certificates of Participation (Lucile Salter Packard Project)	A	3.180	9,920,000
11,050	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Jewish Community Center Project)	A	3.140	11,050,000
13,600	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series A	A	3.050	13,600,000
8,325	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series A-2	A	3.050	8,325,000
12,300	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series B	A	3.120	12,300,000
8,000	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series C	A	3.140	8,000,000
15,215	Conejo Valley Unified School District Tax and Revenue Anticipation Notes	06/30/06	3.500	15,247,149
8,000	Desert Sands Unified School District Tax and Revenue Anticipation Notes	07/07/06	3.500	8,018,248
18,000	Dublin San Ramon Services District Sewer Revenue Certificates of Participation	A	3.110	18,000,000
5,200	East Bay Municipal Utility District Wastewater Systems Revenue Refunding, Subseries 2	A	3.070	5,200,000
8,620	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries A	A	3.120	8,620,000
9,600	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B	A	3.100	9,600,000
10,600	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-1	A	3.130	10,600,000
10,000	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-3	A	3.070	10,000,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

8,000	Elk Grove Unified School District Tax and Revenue Anticipation Notes	07/06/06	3.750	8,014,021
13,745	Irvine Improvement Bond Act of 1915 Limited Obligation (Assessment District 85-7-1)	A	3.170	13,745,000
10,500	Los Angeles County Transport Commission Sales Tax and Revenue, Series A	A	3.120	10,500,000
12,400	Los Angeles Multi-Family Housing Revenue (Museum Terrace Apartments), Series H	A	3.120	12,400,000
10,000	Los Angeles Water and Power Revenue, Subseries A-1	A	3.100	10,000,000
5,000	Los Angeles Water and Power Revenue, Subseries A-4	A	3.140	5,000,000
9,900	Los Angeles Water and Power Revenue, Subseries A-5	A	3.100	9,900,000
7,300	Los Angeles Water and Power Revenue, Subseries A-7	A	3.140	7,300,000
4,000	Los Angeles Water and Power Revenue, Subseries A-8	A	3.140	4,000,000
2,032	Los Angeles Water and Power Revenue, Subseries B-3	A	3.130	2,032,000
9,000	Madera Irrigation Financing Authority Water Revenue, Series A	A	3.140	9,000,000
10,000	Metropolitan Water District Southern California Waterworks Revenue, Series B-1	A	3.100	10,000,000
20,000	Metropolitan Water District Southern California Waterworks Revenue, Series B-2	A	3.100 to 3.150	20,000,000
7,400	Metropolitan Water District Southern California Waterworks Revenue, Series B-4	A	3.120	7,400,000
5,850	Newport Beach Revenue (Hoag Memorial Hospital), Series A	A	3.100	5,850,000
3,795	Newport Beach Revenue (Hoag Memorial Hospital), Series B	A	3.100	3,795,000
12,670	Newport Beach Revenue (Hoag Memorial Hospital), Series C	A	3.100	12,670,000
10,000	Northern California Power Agency Revenue Refunding (Hydroelectric No. 1-A)	A	3.120	10,000,000
7,280	Northern California Transmission Agency Revenue Refunding (California-Oregon Transmission), Series A	A	3.150	7,280,000
25,513	Oakland Alameda County Coliseum Authority Lease Revenue	A	3.170	25,513,000
12,000	Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2	A	3.130	12,000,000
6,590	Orange County Apartment Development Revenue (Niguel Village), Series AA	A	3.150	6,590,000
13,200	Orange County Apartment Development Revenue (Seaside Meadow), Series C	A	3.120	13,200,000
53,000	Orange County Water District Revenue Certificates of Participation, Series A	A	3.120	53,000,000
6,460	Pasadena Certificates of Participation (Rose Bowl Imports Project)	A	3.260	6,460,000
17,000	Puerto Rico Commonwealth Tax and Revenue Anticipation Notes	07/28/06	4.500	17,067,572
5,000	Riverside County Certificates of Participation (Aces Riverside County Public Facility), Series A	A	3.170	5,000,000
5,650	Sacramento County Certificates of Participation (Administration Center and Courthouse Project)	A	3.150	5,650,000
5,500	Sacramento County Sanitation District Financing Authority Revenue Subordinated Lien (Sacramento), Series C	A	3.150	5,500,000
12,300	Sacramento Unified School District Certificates of Participation	A	3.170	12,300,000
11,400	San Bernardino County Certificates of Participation (County Center Refinancing Project)	A	3.140	11,400,000
10,000	San Diego County Certificates of Participation	A	3.130	10,000,000
4,350	San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 33I	A	3.120	4,350,000
14,000	San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 33J	A	3.100	14,000,000
4,000	San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4)	A	3.160	4,000,000
8,800	San Jose Redevelopment Agency Revenue (Merged Area Redevelopment Project), Series B	A	3.140	8,800,000
5,400	Santa Ana Health Facilities Revenue (Multi Modal-Town and Country)	A	3.150	5,400,000
15,050	Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch)	A	3.140	15,050,000
5,300	South Placer Wastewater Authority California Wastewater Revenue, Series B	A	3.130	5,300,000
24,700	Southern California Public Power Authority Transmission Project Revenue, Subordinated Refunding (Southern Transmission)	A	3.120	24,700,000
4,100	Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project)	A	3.140	4,100,000
5,000	WateReuse Finance Authority Revenue	A	3.070	5,000,000
25,000	Western Placer Unified School Certificates of Participation (School Facilities Project), Series A	A	3.130	25,000,000
Total Municipal Bonds and Notes (cost—$854,996,990)				854,996,990

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Tax-Exempt Commercial Paper—6.91%
10,000	California Educational Facilities Authority (Carnegie Institute of Washington), Series B	05/08/06 to 05/09/06	3.280 to 3.310	10,000,000
19,700	California Statewide Community Development Authority (Kaiser Permanente)	04/11/06 to 05/17/06	3.150 to 3.330	19,700,000
6,500	Los Angeles Municipal Improvement Corp.	04/10/06	3.160 to 3.220	6,500,000
11,000	Puerto Rico Government Development Bank Enhanced Custodial Receipts (Backed by Letter of Credit from Societe Generale)*	07/24/06	3.250	11,000,000
5,000	Sacramento Municipal Utility District	04/18/06	3.080	5,000,000
5,000	San Diego County Water	05/10/06	3.200	5,000,000
1,500	San Gabriel Valley Council of Government	04/07/06	3.170	1,500,000
5,000	Transmission Authority of Northern California	04/07/06	3.140	5,000,000
Total Tax-Exempt Commercial Paper (cost—$63,700,000)				63,700,000
Total Investments (cost—$918,696,990 which approximates cost for federal income tax purposes)(1)—99.63%				918,696,990
Other assets in excess of liabilities—0.37%				3,446,590
Net Assets (applicable to 922,557,101 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				922,143,580

A                Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2006 and reset periodically.

*      Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security, which represents 1.19% of net assets as of March 31, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(1)            Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Weighted average maturity – 13 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2005.

UBS RMA New York Municipal Money Fund

SCHEDULE OF INVESTMENTS – March 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—92.70%
26,120	New York State Dormitory Authority Revenue (Cornell University), Series B	A	3.130 to 3.180	26,120,000
8,000	New York State Dormitory Authority Revenue (Mental Health Facilities Improvement), Series F-2B	A	3.120	8,000,000
6,992	New York State Dormitory Authority Revenue (Metropolitan Museum of Art)	A	3.120	6,992,000
8,800	New York State Dormitory Authority Revenue Non State Supported Debt (North Shore-Long Island Jewish Health System), Series A	A	3.150	8,800,000
5,400	New York State Dormitory Authority Revenue Non State Supported Debt, Series C	A	3.150	5,400,000
12,200	New York State Dormitory Authority Revenue (Wagner College)	A	3.160	12,200,000
6,000	New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1	A	3.150	6,000,000
22,150	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A	A	3.130	22,150,000
3,660	New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds (Municipal Water Finance), Series C	06/15/06	4.000	3,668,254
5,000	New York State Housing Finance Agency (Normandie Court I Project)	A	3.160	5,000,000
13,000	New York State Housing Finance Agency Revenue (North End Ave. Housing), Series A	A	3.160	13,000,000
20,000	New York State Housing Finance Agency Service Contract Revenue Refunding, Series A	A	3.150	20,000,000
10,000	New York State Housing Finance Agency Service Contract Revenue Refunding, Series D	A	3.150	10,000,000
5,500	New York State Local Government Assistance Corp. Refunding (Sub Lien), Series A-5V	A	3.100	5,500,000
6,000	New York State Local Government Assistance Corp. Refunding (Sub Lien), Series A-6V	A	3.100	6,000,000
7,595	New York State Local Government Assistance Corp., Series B	A	3.100	7,595,000
12,665	New York State Local Government Assistance Corp., Series G	A	3.100	12,665,000
6,265	New York State Thruway Authority Personal Income Tax Revenue (Putters), Series 1186	A	3.210	6,265,000
14,000	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-B	A	3.130	14,000,000
13,570	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-C	A	3.170	13,570,000
3,053	Arlington Central School District Bond Anticipation Notes	11/01/06	4.250	3,072,417
3,800	Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A	A	3.170	3,800,000
6,550	Erie County Water Authority	A	3.130	6,550,000
2,390	Great Neck North Water Authority Systems Revenue, Series A	A	3.160	2,390,000
18,300	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-3	A	3.150	18,300,000
7,000	Long Island Power Authority Electric Systems Revenue, Series D	A	3.160	7,000,000
2,700	Long Island Power Authority Electric Systems Revenue, Series F	A	3.160	2,700,000
8,900	Long Island Power Authority Electric Systems Revenue, Series G	A	3.140	8,900,000
3,640	Long Island Power Authority Electric Systems Revenue, Subseries 1-B	A	3.180	3,640,000
5,000	Long Island Power Authority Electric Systems Revenue, Subseries 7-A	A	3.100	5,000,000
6,700	Metropolitan Transportation Authority, Series D-1	A	3.130	6,700,000
12,700	Metropolitan Transportation Authority, Subseries A-2	A	3.130	12,700,000
12,000	Metropolitan Transportation Authority, Subseries A-3	A	3.130	12,000,000
7,355	Monroe County Industrial Development Agency Civic Facilities Revenue Refunding (Nazareth College), Series B	A	3.160	7,355,000
4,820	Nassau County Interim Finance Authority, Series A	A	3.120	4,820,000
6,000	Nassau Health Care Corp. Revenue, Subseries 2004-C-1	A	3.130	6,000,000
10,000	New Rochelle School District Tax Anticipation Notes, Series A	06/30/06	3.750	10,013,347
19,500	New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A	A	3.170	19,500,000
6,500	New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A	A	3.140	6,500,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

14,135	New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project)	A	3.150	14,135,000
4,420	New York City Industrial Development Agency Civic Facility Revenue (Church of Heavenly Rest)	A	3.190	4,420,000
3,440	New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais De New York Project), Series B	A	3.160	3,440,000
6,590	New York City Industrial Development Agency Civic Facility Revenue (MSMC Realty Corp. Project)	A	3.150	6,590,000
3,000	New York City Industrial Development Agency Civic Facility Revenue (National Audubon Society)	A	3.160	3,000,000
30,650	New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series B	A	3.200	30,650,000
11,400	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series A	A	3.160	11,400,000
5,000	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-2	A	3.180	5,000,000
2,725	New York City, Series B, Subseries B-5	A	3.090	2,725,000
5,090	New York City, Series B-2, Subseries B-5	A	3.090	5,090,000
3,800	New York City, Series E, Subseries E-2	A	3.150	3,800,000
5,400	New York City, Series E, Subseries E-4	A	3.160	5,400,000
3,200	New York City, Subseries A-6	A	3.160	3,200,000
3,400	New York City, Subseries E-4	A	3.150	3,400,000
5,000	New York City, Subseries F-3	A	3.150	5,000,000
5,360	New York City Trust for Cultural Resources Revenue (Asia Society)	A	3.140	5,360,000
3,050	New York City Trust for Cultural Resources Revenue (Pierpont Morgan Library)	A	3.160	3,050,000
14,645	Oneida County Industrial Development Agency Revenue Civic Facilities (Hamilton College)	A	3.170	14,645,000
16,990	Oneida Indian Nation	A	3.150	16,990,000
11,300	Port Authority of New York & New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	3.170	11,300,000
10,000	Puerto Rico Commonwealth Tax & Revenue Anticipation Notes	07/28/06	4.500	10,039,748
3,285	Rensselaer County Industrial Development Agency Civic Facilities Revenue (Polytechnic Institute Project), Series A	A	3.170	3,285,000
5,000	Suffolk County Tax Anticipation Notes	09/07/06	4.250	5,025,177
20,900	Suffolk County Water Authority Bond Anticipation Notes	A	3.120	20,900,000
33,565	Triborough Bridge & Tunnel Authority Revenue General Purpose, Series B	A	3.150 to 3.170	33,565,000
11,250	Troy Industrial Development Authority Civic Facility Revenue (Rensselaer Polytechnic Institute), Series E	A	3.170	11,250,000
Total Municipal Bonds and Notes (cost—$602,525,943)				602,525,943

Tax-Exempt Commercial Paper—6.73%
6,000	New York City General Obligation	05/17/06	3.130	6,000,000
13,300	New York State Environmental Facilities Corp.	05/09/06 to 05/19/06	3.130 to 3.330	13,300,000
2,435	New York State Power Authority	04/28/06	3.400	2,435,000
14,000	Metropolitan Transportation Authority	06/12/06 to 07/10/06	3.470 to 3.500	14,000,000
8,000	Puerto Rico Government Development Bank Enhanced Custodial Receipts (Backed by Letter of Credit from Societe Generale)*	07/24/06	3.250	8,000,000
Total Tax-Exempt Commercial Paper (cost—$43,735,000)				43,735,000
Total Investments (cost—$646,260,943 which approximates cost for federal income tax purposes)(1)—99.43%				646,260,943
Other assets in excess of liabilities—0.57%				3,734,099
Net Assets (applicable to 650,119,543 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				649,995,042

A                Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2006 and reset periodically.

*      Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security, which represents 1.23% of net assets as of March 31, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(1)            Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Weighted average maturity – 15 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2005.

Item 2. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)     Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 30, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2006